Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Lease

8.      Lease

The Group lease office and warehouse space from third parties and a workshop from Cpresso, LLC, a related party of the Group. The Group does not have any finance lease for the years ended December 31, 2025 and 2024. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Group’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. Total lease payments for the years ended December 31, 2025 and 2024 were US$639,097 and US$761,074, respectively.

For the fiscal years ended December 31, 2025 and 2024, the Group incurred operating lease expense of US$1,053,523 and US$791,882, respectively. The operating lease expenses were charged to cost of sales and general and administrative expenses.

A summary of supplemental information related to operating leases as of December 31, 2025 and 2024 is as follows:

	As of December 31,
	2025	2024
Right-of-use assets	$938,100	$2,660,535
Operating lease liabilities, current	$(1,262,994)	$(1,041,197)
Operating lease liabilities, non-current	$—	$(1,623,876)
Weighted average remaining lease terms	1 year	3.4 years
Weighted average discount rate	4.67%	5.24%

The future lease payments as of December 31, 2025 were as follows:

As of December 31, 2025
FY2026	1,283,044
Total lease payment	1,283,044
less: imputed interest	(20,050)
Total lease liabilities	$1,262,994